Discontinued Operations (Details) - Schedule of discontinued operations statements of operations - CMI Transaction [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations (Details) - Schedule of discontinued operations statements of operations [Line Items]
Net sales		$ 1,695,925	$ 5,891,894	$ 6,860,282
Cost of goods sold, inclusive of depreciation		1,118,735	4,132,696	4,901,237
Gross profit		577,190	1,759,198	1,959,045
Operating expenses:
Personnel costs		154,460	428,728	402,389
Sales and marketing		226,347	816,683	908,502
General and administrative		28,988	112,934	231,376
Legal and professional fees		21,515	44,092	156,782
Amortization expense				26,901
Total operating expenses		431,310	1,402,437	1,725,950
Gain from operations		145,880	356,761	233,095
Other income (expenses):
Interest expense		(29,264)	(49,803)	(153,592)
Goodwill impairment				(4,663,514)
Intangibles impairment				(361,218)
Other income
Total other income (expenses)		(29,264)	(49,803)	(5,178,324)
Loss on disposal of discontinued operations			(3,021,724)	(4,945,229)
Net gain / (loss) from discontinued operations, before taxes		116,616	(2,714,766)	(4,945,229)
Income taxes			(10,235)	(10,235)
Net gain / (loss) from discontinued operations		$ 116,616	$ (2,725,001)	$ (4,955,464)